Related Party Transactions and Balances (Details) - Schedule of Related Parties which the Company has Transactions	6 Months Ended
Mar. 31, 2024
Shuang Wu [Member]
Related Party Transaction [Line Items]
Related parties transactions	The Legal Representative of Jiangsu New Energy
Yan Fang [Member]
Related Party Transaction [Line Items]
Related parties transactions	Non-controlling shareholder of Cenbird E-Motorcycle
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Related parties transactions	Chief Executive Officer and a significant shareholder of the Company
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 42% share holding
Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 30% share holding
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 25% share holding
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 29% share holding
Feng Xiao [Member]
Related Party Transaction [Line Items]
Related parties transactions	Non-controlling shareholder of Changzhou Higgs
Jian Yu [Member]
Related Party Transaction [Line Items]
Related parties transactions	Non-controlling shareholder of Jiangsu Supply Chain
Wen Qiu [Member]
Related Party Transaction [Line Items]
Related parties transactions	The Legal Representative of Changzhou Zhuyun
Weidong Yu [Member]
Related Party Transaction [Line Items]
Related parties transactions	The Legal Representative of Cenbird E-Motorcycle
Jiangsu Biqiao motorcycle sales Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties transactions	Weidong Yu, the Legal Representative of Cenbird E-Motorcycle, serves as director of Jiangsu Biqiao motorcycle sales Co., Ltd
Tianjin Reneasy technology development Co., Ltd [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 30% share holding